Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income reclassified to earnings	¥ (1,336)	¥ 186	¥ 0